EQUITY (Restricted Share Units Granted to Employees and Non-Employees) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EQUITY [Abstract]
Number of options granted	0	0	47,000
Shares granted, vesting period	4 years
Percentage of options to vest year one	15.00%
Percentage of options to vest year two	25.00%
Percentage of options to vest year three	30.00%
Percentage of options to vest year four	30.00%